Intangible assets	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about intangible assets [abstract]
Intangible assets
8.	Intangible assets

Cost	Licenses	Patents and Drug Approvals	Brand Names and Trademarks	Customer list	Software	Total
At December 31, 2019	$—	$24,929	$4,156	$733	$—	$29,818
Acquisitions under business combinations (note 4)	1,183	—	495	4,860	—	6,538
Effect of movements in exchange rates	(2)	(491)	(83)	(22)	—	(598)

At December 31, 2020	$1,181	$24,438	$4,568	$5,571	$—	$35,758

Additions	—	—	—	—	441	441
Effect of movements in exchange rates	(5)	(104)	(19)	(24)	5	(147)

At December 31, 2021	$1,176	$24,334	$4,549	$5,547	$446	$36,052

Accumulated amortization	Licenses	Patents and Drug Approvals	Brand Names and Trademarks	Customer list	Software	Total
At December 31, 2019	$—	$15,330	$4,156	$733	$—	$20,219
Amortization	7	2,428	2	29	—	2,466
Effect of movements in exchange rates	—	(426)	(82)	(15)	—	(523)

At December 31, 2020	$7	$17,332	$4,076	$747	$—	$22,162
Amortization	166	1,841	49	683	—	2,739
Effect of movements in exchange rates	2	(50)	(18)	5	—	(61)

At December 31, 2021	$175	$19,123	$4,107	$1,435	$—	$24,840

Carrying amounts	Licenses	Patents and Drug Approvals	Brand Names and Trademarks	Customer list	Software	Total
At December 31, 2020	$1,174	$7,106	$492	$4,824	$—	$13,596
At December 31, 2021	$1,001	$5,211	$442	$4,112	$446	$11,212

In September 2019 the Company acquired ownership of ZYPITAMAG
®
for the U.S. and Canadian markets. Under terms of the agreement, Zydus received an upfront payment of U.S. $5,000 (CDN $6,622) and U.S. $2,000 (CDN $2,649) in deferred payments to be paid in equal instalments annually over the next four years, as well as contingent payments on the achievement of milestones and royalties related to net sales. The Company previously had acquired U.S. marketing rights with a profit-sharing arrangement. With this acquisition the Company obtained full control of marketing and pricing negotiation for ZYPITAMAG
®
. Upon completion of the acquisition $8,930 was recorded within patents and drug approvals relating to the upfront and deferred payments and $1,457 was transferred from licenses to patents and drug approvals pertaining to the cost of the previously acquired license over ZYPITAMAG
®
. The fair value of the remaining deferred payments of $634 and $591 is recorded on the statement of financial position within current portion of acquisition payable and acquisition payable, respectively. The initial amortization period pertaining to the ZYPITAMAG
®
intangible assets was 4.3 years. During the year-ended December 31, 2021, management applied a prospective change to the amortization period of ZYPITAMAG
®
license
to extend the amortization period of the asset by 7 years, consistent with the term of the licensing agreement. The remaining amortization period of the ZYPITAMAG
®
license is 9.1 years as at December 31, 2021.
During the year-ended December 31, 2021, the Company capitalized costs pertaining to the development of its
e-commerce
website and has classified these costs under the software category within the intangible asset schedule above. As at December 31, 2021, the
e-commerce
website is still under development, and as a result, the Company has not recorded any amortization during the current year in relation to this intangible asset.
The Company had determined there were no indicators of impairment as at December 31, 2021.

The Company recorded a
write-down
of intangible assets related to the ReDS
TM
license during the year ended December 31, 2019 totaling $6,321 as a result of uncertainties with ReDS
TM
being experienced in regards to the length of the sales cycle and uptake of the product with customers, resulting in the Company’s sales being below the committed amounts required by the exclusive marketing and distribution agreement regarding ReDS
TM
. On August 20, 2020, the Company announced the termination of the marketing and distribution agreement with Sensible pertaining to the ReDS
TM
license for the marketing of the ReDS
TM
in the United States.
As at December 31, 2021, intangible assets pertaining to AGGRASTAT
®
were fully amortized.
For the year ended December 31, 2021, amortization of intangible assets totaling $1,841 (2020
 -
$2,428 and 2019
 -
$1,438) is recorded within cost of goods sold pertaining to the ZYPITAMAG
®
intangible assets. In addition, for the year ended December 31, 2021, $897 (2020
 -
$38 and 2019 – nil)of amortization of intangible assets is recorded within selling expenses as a result of the amortization of the intangible assets pertaining to Marley Drug.